Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		89 Months Ended	98 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Flemington Lease	Dec. 31, 2011 Flemington Lease	Aug. 04, 2011 Flemington Lease sqft	Apr. 21, 2011 Perfomance Base	Apr. 21, 2011 Time Based	Apr. 21, 2011 Glenn Mattes	Apr. 21, 2011 Glenn Mattes Scenario, Forecast	Jun. 22, 2011 Alexander Zukiwski, M.D	Jun. 22, 2011 Alexander Zukiwski, M.D Scenario, Forecast
Commitments And Contingencies Disclosure [Line Items]
Lease cancellation fee	$ 53,641
Area of land												4,168
Security deposit		10,455		10,455		10,455	10,455	10,455	10,455
Aggregate minimum future payments under the Flemington Lease										150,531
Rent expense										85,362	7,351
Initial base salary															100,000		375,000
Increase decrease in base salary																350,000
Annual target performance bonus percentage on base salary													40.00%	60.00%	50.00%	50.00%	50.00%	50.00%
Annual target performance bonus maximum limit																175,000
Stock Issued During Period Additional Shares Restricted Stock															31,250
Share based compensation by share based payment award options remaining vesting and exercisable period															24 equal monthly installments	12 equal monthly installments		24 equal monthly installments
Total fair value of restricted common stock issued															172,750
Fair value per share of restricted common stock issued															$ 5.53
Stock-based compensation costs		226,952	181,557	926,250	543,154	722,811	822,452	3,671,215	4,597,465
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)				5 years 11 months 16 days		7 years 7 months 6 days									10 years		10 years
Share based compensation, options granted,to purchase number of common stock				2,500		112,661									294,297		218,750
Share based compensation, options granted, exercise price per share				$ 2.40			$ 8.24								$ 8.00		$ 8.00
Share based compensation by share based payment award options and exercisable vesting percentage															25.00%		25.00%
Share based compensation by share based payment award options vesting and exercisable date															Apr. 25, 2012		Jun. 22, 2012
Other labor-related expenses																		200,000
Purchase commitment, remaining minimum amount committed						$ 4,500,000		$ 4,500,000